Revenues and other income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of additional information
Gain on sale of assets and businesses	€ 152	€ 454	€ 3,288
Recovery of cost share of right-of-use assets pertaining to partners of non-incorporated joint operations	368
Zohr project
Disclosure of additional information
Gain on sale of assets and businesses		€ 428	€ 1,281
Proportion of ownership interest sold		10.00%	40.00%
Area 4 Mozambique
Disclosure of additional information
Gain on sale of assets and businesses			€ 1,985
Proportion of ownership interest sold			25.00%
Exploration & Production
Disclosure of additional information
Gain on sale of assets and businesses	€ 146